2. Concessions and Authorizations (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession	R$ 4,510,122	R$ 3,813,930
Intangible assets	6,452,824	R$ 6,459,812	R$ 6,145,076
End of concession in 2024
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession	148,868
Intangible assets	198,688
Fair value of assets from the indemnity for the concession	(197)
Effects
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession	154,800
Intangible assets	(154,800)
Fair value of assets from the indemnity for the concession	41,078
End of concession in 2019
Disclosure of detailed information about service concession arrangements [line items]
Accounts receivable related to the concession	303,668
Intangible assets	43,888
Fair value of assets from the indemnity for the concession	R$ 10,881